[EATON VANCE LOGO]

EV
TRADITIONAL
EMERGING
GROWTH
FUND

Eaton Vance
Global Management-Global Distribution

Semiannual Report June 30, 1998


EV Traditional Emerging Growth Fund as of June 30, 1998

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Edward Smiley, Portfolio Manager"]

Investment Environment
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The Economy

* In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including good growth, historically low unemployment, and tame inflation.

* Gross Domestic Product increased by a modest 1.4% in the second quarter, while the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. On the inflation front, the Consumer Price Index rose just 1.6% in the year ended June, 1998.

* Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, lower prices for Asian imports have led to lower prices for imported manufactured goods, contributing to already-low inflation.

The Stock Market

* The U.S. stock market surged to record levels in the first six months of the year, with the S&P 500 Index registering a total return of 17.7%.1 The market's strength reflected the favorable economic backdrop, a good earnings outlook, and a continuing flight to quality among global investors.

* The market was characterized by increasing volatility during the period. In the six weeks from early May through mid-June, the market underwent a 6% correction as high valuations and fears of lackluster second-quarter earnings sent the market lower. Investor confidence was restored by month-end, however, with blue chips again providing market leadership.

* Small-cap stocks -- the Fund's investment universe -- continued to underperform larger stocks, with the technology and energy sectors displaying tremendous volatility. As a result, valuations of small-cap stocks are now very reasonable compared to their larger cap counterparts. That is very significant, especially given the continuing strong earnings momentum among many smaller companies.

The Fund
--------------------------------------------------------------------------

Performance for the Past Six Months

* The Fund had a total return of 11.6% during the six-month period ended June 30, 1998.2 That return was the result of a rise in net asset value per share to $12.09 on June 30, 1998 from $10.83 on December 31, 1997. By comparison, the S&P SmallCap 600 Index rose just 6.1% during the six-month period.1

Management Discussion

* Software and information technology companies were among the Fund's best performers during the period, with Sapient Corp., Yahoo, Inc. and Lycos, Inc. each rising more than 50%. Sapient manufactures software that provides enterprise resource planning and information technology solutions. Lycos provides Internet guides that aid users in locating information. Yahoo is a leading Internet media company offering a wide range of branded programs.

* The telecommunications industry remains a major source of growth, both domestically and abroad. ECI Telecommunications Ltd. rose 63% during the period. The Israel-based company develops digital telecom and data transmission systems.

* United Rentals, Inc., which rents equipment to the construction industry and to homeowners, rose 135% in the six-month period. The company has benefited from the national boom in construction and has pursued an aggressive acquisition strategy. United recently announced a merger with competitor U.S. Rentals.

* While much of the semiconductor industry suffered from slowing demand and fallout from the Asian difficulties, Vitesse Semiconductor Corp. enjoyed a 50% surge in second quarter earnings. The company, which rose 65%, makes specialized integrated circuits for the fast-growing telecom and data communications sectors.

----------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
----------------------------------------------------------------------------

--------------------------------------------------------------
Fund Information
as of June 30, 1998

Performance3
--------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------
One year                                                 23.7%
Life of Fund (1/2/97)                                    21.2

SEC Average Annual Total Return
--------------------------------------------------------------
One year                                                 16.6%
Life of Fund (1/2/97)                                    16.5


Ten Largest Holdings4
--------------------------------------------------------------
Cambridge Technologies, Inc.                              1.6%
Centura Banks, Inc.                                       1.4
Strayer Education, Inc.                                   1.4
Emmis Broadcasting, Class A                               1.4
Papa John's International, Inc.                           1.4
Compdent Corp.                                            1.3
Veritas Software Corp.                                    1.3
IDX Systems Corp.                                         1.3
Mercury General Corp.                                     1.3
Jacor Communications, Inc.                                1.3

1 It is not possible to invest directly in an Index.
2 This return does not include the Fund's maximum 5.75% sales charge.
3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return reflects the Fund's maximum 5.75% sales charge.
4 Because the Fund is actively managed, regional and industry weightings are subject to change. Ten largest holdings represent 13.7% of the Fund's investments.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



EV Traditional Emerging Growth Fund as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 97.4%

Security                                              Shares            Value
------------------------------------------------------------------------------
Advertising -- 1.6%
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Catalina Marketing Corp.                                  50           $ 2,597
Outdoor Systems, Inc.                                    112             3,136
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                                                                       $ 5,733
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Banks -- Regional -- 1.4%
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Colonial Bancgroup, Inc.                                  80           $ 2,580
North Fork Bankcorporation, Inc. N.Y.                    100             2,444
------------------------------------------------------------------------------
                                                                       $ 5,024
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Banks and Money Services -- 0.7%
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Bank United Corp. Class A                                 50           $ 2,394
------------------------------------------------------------------------------
                                                                       $ 2,394
------------------------------------------------------------------------------

Broadcasting and Cable -- 3.5%
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Emmis Broadcasting Corp. Class A                         100           $ 4,781
Jacor Communications, Inc.                                75             4,425
Sinclair Broadcast Group Class A                         100             2,875
------------------------------------------------------------------------------
                                                                       $12,081
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Building Materials -- 0.4%
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Texas Industries, Inc.                                    25           $ 1,325
------------------------------------------------------------------------------
                                                                       $ 1,325
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Business Products & Services -- 11.1%
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Abacus Direct Corp.                                       50           $ 2,597
Carreker- Antinori Inc.                                  200             2,100
Citrix System, Inc.                                       35             2,393
CN Maximus, Inc.                                         100             2,875
Cognex Corp.                                             100             1,850
ETEC Systems Inc.                                         50             1,759
Learning Tree International, Inc.                        100             2,012
On Assignment, Inc.                                       50             1,747
Personal Group of America, Inc.                          200             4,000
Public Storage, Inc.                                      50             1,400
Sanmina Corp.                                            100             4,337
Smartalk Teleservices                                    100             1,456
Sylvan Learning Systems, Inc.                             75             2,456
United Rentals, Inc.                                     100             4,200
United Road Services, Inc.                               200             3,825
------------------------------------------------------------------------------
                                                                       $39,007
------------------------------------------------------------------------------

Communications Equipment -- 3.3%
------------------------------------------------------------------------------
ANTEC Corp.                                              100           $ 2,318
ECI Telecommunications                                   100             3,788
Glenayre Technologies, Inc.                              150             1,613
SunGard Data Systems, Inc.                               100             3,837
------------------------------------------------------------------------------
                                                                       $11,556
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Communications Services -- 2.9%
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Aspect Telecommunications Corp.                          100           $ 2,737
Comverse Technology, Inc.                                 30             1,556
McLeod USA Inc.                                           50             1,944
Pacific Gateway Exchange, Inc.                           100             4,006
------------------------------------------------------------------------------
                                                                       $10,243
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Computer & Business Equipment -- 0.7%
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Aspen Technology, Inc.                                    50           $ 2,525
------------------------------------------------------------------------------
                                                                       $ 2,525
------------------------------------------------------------------------------

Computer Software -- 11.9%
------------------------------------------------------------------------------
Brio Technology Inc.                                     100           $ 1,338
CBT Group PLC ADR                                         50             2,675
Documentum Inc.                                           50             2,400
J.D. Edwards & Co.                                        75             3,220
Harbinger Corp.                                          112             2,709
Health Management Associates                             100             3,343
HNC Software, Inc.                                        50             2,041
International Integration Inc.                           100             1,725
ISS Group, Inc.                                           50             1,881
JDA Software Group, Inc.                                  50             2,187
Lycos Inc.                                                50             3,769
Peoplesoft, Inc.                                          50             2,350
Sapient Corp.                                             50             2,637
Siebel System, Inc.                                      100             3,225
Veritas Software Corp.                                   112             4,634
Yahoo Inc.                                                10             1,575
------------------------------------------------------------------------------
                                                                       $41,709
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Consumer Services -- 1.4%
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Strayer Education, Inc.                                  135           $ 4,893
------------------------------------------------------------------------------
                                                                       $ 4,893
------------------------------------------------------------------------------

Drugs -- 2.6%
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Elan Corp. PLC ADR                                        50           $ 3,215
Genzyme Corp. -- General Division                        150             3,834
Genzyme Corp. -- Tissue Repair                           282             1,851
------------------------------------------------------------------------------
                                                                       $ 8,900
------------------------------------------------------------------------------

Electronics -- Semiconductors -- 2.6%
------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                50           $ 1,550
Level One Communications, Inc.                            90             2,115
PMC Sierra, Inc.                                          50             2,343
Vitesse Semiconductor Corp.                              100             3,088
------------------------------------------------------------------------------
                                                                       $ 9,096
------------------------------------------------------------------------------

Entertainment -- 2.8%
------------------------------------------------------------------------------
MGM Grand, Inc.                                           65           $ 2,052
Resortquest International, Inc.                          200             3,263
Rio Hotel & Casino, Inc.                                 100             1,888
Speedway Motorsports                                     100             2,556
------------------------------------------------------------------------------
                                                                       $ 9,759
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Finance -- Miscellaneous -- 0.7%
------------------------------------------------------------------------------
E Trade Group Inc.                                       100           $ 2,294
------------------------------------------------------------------------------
                                                                       $ 2,294
------------------------------------------------------------------------------

Health Services -- 16.0%
------------------------------------------------------------------------------
ABR Information Services, Inc.                           100           $ 2,375
American Retirement Corp.                                 50               888
Biomatrix Inc.                                            50             2,050
Compdent Corp.                                           300             4,688
Envoy Corp.                                               50             2,369
Express Scripts, Inc. Class A                             50             4,031
Haemonetics Corp. Mass.                                  100             1,600
Human Genome Sciences, Inc.                               50             1,784
Medical Manager Corp.                                    100             2,763
MedQuest Inc.                                            100             2,888
MiniMed, Inc.                                             50             2,619
National Surgery Centers, Inc.                            87             2,528
NCS Healthcare, Inc. Class A                              50             1,425
Ocular Sciences, Inc.                                     50             1,625
Omnicare Inc.                                            100             3,813
Parexel International Corp.                              100             3,638
Renal Care Group, Inc.                                   100             4,406
Rexall Sundown, Inc.                                      50             1,763
Sepracor Inc.                                             50             2,075
Sola International                                        30               981
Sunrise Assisted Living, Inc.                            100             3,438
Twinlab Inc.                                              50             2,184
------------------------------------------------------------------------------
                                                                       $55,931
------------------------------------------------------------------------------

Information Services -- 11.5%
------------------------------------------------------------------------------
Acxiom Corp.                                             150           $ 3,741
Affiliated Computer Services, Inc.                       100             3,850
BISYS Group, Inc.                                         85             3,485
Cambridge Technologies, Inc.                             100             5,462
CCC Information Services Group                           100             1,650
Davox Corp.                                              100             2,187
FIserv Inc.                                               75             3,185
Flextronics International Ltd.                            50             2,175
IDX System Corp.                                         100             4,606
Micrel Inc.                                               60             1,950
Mobius Management Solutions                              100             1,500
Nova Corp. Georgia                                       100             3,575
Paychex Inc.                                              75             3,052
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                                                                       $40,418
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Insurance -- 2.0%
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Mercury General Corp.                                     70           $ 4,511
Reinsurance Group of America, Inc.                        50             2,566
------------------------------------------------------------------------------
                                                                       $ 7,077
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Investment Services -- 3.2%
------------------------------------------------------------------------------
Centura Banks, Inc.                                       80           $ 5,000
Sovereign Bancorp, Inc.                                  180             2,942
The PMI Group, Inc.                                       45             3,302
------------------------------------------------------------------------------
                                                                       $11,244
------------------------------------------------------------------------------

Medical Products -- 1.2%
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Sofamor Danek Group, Inc.                                 50           $ 4,328
------------------------------------------------------------------------------
                                                                       $ 4,328
------------------------------------------------------------------------------

Oil and Gas -- Equipment & Services -- 1.1%
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Camco International, Inc.                                 50           $ 3,894
------------------------------------------------------------------------------
                                                                       $ 3,894
------------------------------------------------------------------------------

Oil and Gas -- Exploration and Production -- 7.2%
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Cross Timbers Oil Co.                                    150           $ 2,859
EEX Corp.                                                400             3,750
Louis Dreyfus Natural Gas                                200             3,787
Meridian Resource Corp.                                  259             1,831
Newfield Exploration Co.                                 160             3,980
Triton Energy Ltd. Class A                               100             3,569
Varco International, Inc.                                200             3,963
Vintage Petroleum, Inc.                                   75             1,416
------------------------------------------------------------------------------
                                                                       $25,155
------------------------------------------------------------------------------

Printing -- 0.5%
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Master Graphics Inc.                                     200           $ 1,850
------------------------------------------------------------------------------
                                                                       $ 1,850
------------------------------------------------------------------------------

Publishing -- 2.0%
------------------------------------------------------------------------------
Central Newspapers, Inc. Class A                          50           $ 3,487
Gartner Group, Inc. Class A                              100             3,500
------------------------------------------------------------------------------
                                                                       $ 6,987
------------------------------------------------------------------------------

Retail -- Food and Drug -- 1.4%
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Papa John's International, Inc.                          120           $ 4,732
------------------------------------------------------------------------------
                                                                       $ 4,732
------------------------------------------------------------------------------

Retail -- Specialty and Apparel -- 2.3%
------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                                   50           $ 2,591
The Men's Wearhouse, Inc.                                112             3,712
O'Reilly Automotive, Inc.                                 50             1,800
------------------------------------------------------------------------------
                                                                       $ 8,103
------------------------------------------------------------------------------

Semiconductor Equipment -- 0.8%
------------------------------------------------------------------------------
Advanced Energy Industries, Inc.                         100           $ 1,163
PRI Automation, Inc.                                     100             1,706
------------------------------------------------------------------------------
                                                                       $ 2,869
------------------------------------------------------------------------------

Transportation -- 0.6%
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Comair Holdings, Inc.                                     65           $ 2,007
------------------------------------------------------------------------------
                                                                       $ 2,007
------------------------------------------------------------------------------

Total Common Stocks
  (identified cost, $292,220)                                         $341,134
------------------------------------------------------------------------------

Other assets, less liabilities -- 2.6%                                $  9,113
------------------------------------------------------------------------------

Total Net Assets -- 100%                                              $350,247
------------------------------------------------------------------------------

ADR -- American Depositary Receipt


See notes to financial statements



EV Traditional Emerging Growth Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)



Statement of Assets and Liabilities

As of June 30, 1998

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $292,220)                                         $341,134
Cash                                                                       950
Receivable for investments sold                                          1,756
Receivable for Fund shares sold                                            658
Dividends receivable                                                        44
Receivable from investment adviser                                      14,631
Deferred organization expense                                              989
------------------------------------------------------------------------------
Total assets                                                          $360,162
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for investments purchased                                     $  4,904
Due to bank                                                              1,000
Accrued expenses                                                         4,011
------------------------------------------------------------------------------
Total liabilities                                                     $  9,915
------------------------------------------------------------------------------
Net Assets for 28,974 shares of
  beneficial interest outstanding                                     $350,247
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                       $296,599
Unrealized appreciation of investments
  (computed on the basis of identified cost)                            48,914
Accumulated net realized gain on investments
  (computed on the basis of identified cost)                             4,288
Undistributed net investment income                                        446
------------------------------------------------------------------------------
Total net assets                                                      $350,247
------------------------------------------------------------------------------

Net Asset Value and
Redemption Price Per Share
------------------------------------------------------------------------------
($350,247 [DIV] 28,974 shares of
  beneficial interest outstanding)                                     $ 12.09
------------------------------------------------------------------------------

Computation of Offering Price
------------------------------------------------------------------------------
Maximum offering price per share (100 [DIV] 94.25 of $12.09)           $ 12.83
------------------------------------------------------------------------------



Statement of Operations

For the Six Months Ended
June 30, 1998

Investment Income
------------------------------------------------------------------------------
Income --
  Dividends                                                            $   339
------------------------------------------------------------------------------
Total investment income                                                $   339
------------------------------------------------------------------------------
Expenses --
  Investment adviser fee                                               $ 1,190
  Legal and accounting services                                          8,028
  Printing and postage                                                   3,750
  Custodian fees                                                         2,294
  Transfer and dividend disbursing agent fees                              503
  Amortization of organization expenses                                    379
  Service fees                                                             322
  Miscellaneous                                                          1,727
------------------------------------------------------------------------------
Total expenses                                                         $18,193
------------------------------------------------------------------------------
Deduct --
  Preliminary reduction of investment adviser fee                      $ 1,190
  Preliminary allocation of expenses to the investment adviser          17,003
------------------------------------------------------------------------------
Total expense reductions                                               $18,193
------------------------------------------------------------------------------

Net expenses                                                                 0
------------------------------------------------------------------------------

Net investment income                                                  $   339
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------
Net realized gain on investments (identified cost basis) --            $ 6,727
------------------------------------------------------------------------------
Change in unrealized appreciation of investments                       $28,701
------------------------------------------------------------------------------

Net realized and unrealized gain on investments                        $35,428
------------------------------------------------------------------------------

Net increase in net assets resulting from operations                   $35,767
------------------------------------------------------------------------------

See notes to financial statements



EV Traditional Emerging Growth Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D


Statements of Changes in Net Assets

                                                     Six Months Ended
Increase (Decrease)                                  June 30, 1998             Year Ended
in Net Assets                                        (Unaudited)        December 31, 1997
-----------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $    339            $    475
  Net realized gain on investments                              6,727              26,340
  Net change in unrealized appreciation of investments         28,701              20,214
-----------------------------------------------------------------------------------------
Net increase in net assets from operations                   $ 35,767            $ 47,029
-----------------------------------------------------------------------------------------
Distribution to shareholders --
  From net realized gain                                           --            $(26,340)
  In excess of net realized gain                                   --              (2,807)
-----------------------------------------------------------------------------------------
Total distributions to shareholders                                --            $(29,147)
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                               $  8,623            $203,611
  Net asset value of shares issued to
    shareholders in payment of
    distributions declared                                         --               7,986
  Cost of shares redeemed                                        (754)            (22,868)
-----------------------------------------------------------------------------------------
Increase in net assets from
  Fund share transactions                                    $  7,869            $188,729
-----------------------------------------------------------------------------------------
Net increase in net assets                                   $ 43,636            $206,611
-----------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------
At beginning of period                                       $306,611            $100,000
-----------------------------------------------------------------------------------------
At end of period (including undistributed
  net investment income of $446)                             $350,247            $306,611
-----------------------------------------------------------------------------------------

See notes to financial statements




EV Traditional Emerging Growth Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Financial Highlights

                                                     Six Months Ended
                                                     June 30, 1998      Year Ended
                                                     (Unaudited)        December 31, 1997
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period               $10.830            $10.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                                $ 0.012            $ 0.017
Net realized and unrealized gain                       1.248              1.871
-----------------------------------------------------------------------------------------
Total income from operations                         $ 1.260            $ 1.888
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------

  From net realized gain                             --                 $(0.956)
  In excess of net realized gain                     --                  (0.102)
-----------------------------------------------------------------------------------------

Total distributions                                  --                 $(1.058)
-----------------------------------------------------------------------------------------

Net asset value -- End of period                     $12.090            $10.830
-----------------------------------------------------------------------------------------

Total Return(1)                                        11.63%             19.26%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data *
-----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $   350            $   307
Ratios (As a percentage of average daily net assets)
  Expenses                                              0.00%              0.00%
  Net investment income                                 0.21%              0.18%
Portfolio Turnover                                        58%                 2%
-----------------------------------------------------------------------------------------
Average Commission Rate Paid**                       $0.0549            $0.0588
-----------------------------------------------------------------------------------------
  * For the year ended December 31, 1997, and the six months ended June
    30, 1998, the operating expenses of the Fund reflect a waiver of the investment adviser fee and an allocation and preliminary allocation of expenses to the investment adviser, respectively. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

Net investment loss per share                        $ (0.62)           $ (0.90)
-----------------------------------------------------------------------------------------
Ratios (As a percentage of average net assets):
  Expenses                                             11.14%+            10.13%
  Net investment loss                                 (10.93)%+           (9.95)%

  + Computed on an annualized basis.

 ** Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.


See notes to financial statements



EV Traditional Emerging Growth Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies
-----------------------------------------------------------------------------
EV Traditional Emerging Growth Fund (the "Fund" ) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
-----------------------------------------------------------------------------
It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of substantially all of the investment income earned by the Fund, less its expenses and (B) at least one distribution annually of substantially all of the capital gains realized by the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.



EV Traditional Emerging Growth Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Shares of Beneficial Interest
-----------------------------------------------------------------------------
The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                          Six Months Ended
                                          June 30, 1998      Year Ended
                                          (Unaudited)        December 31, 1997
------------------------------------------------------------------------------
Sales                                            738              29,657
Issued to shareholders electing to receive
  payment of distribution in Fund shares          --                 763
Redemptions                                      (76)             (2,108)
------------------------------------------------------------------------------
Net increase                                     662              28,312
------------------------------------------------------------------------------

4  Investment Adviser Fee and
   Other Transactions with Affiliates
-----------------------------------------------------------------------------
Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the effective annual rate, based on average daily net assets, was 0.75%. EVM voluntarily waived the entire investment adviser fee for the period and also assumed $17,003 of additional Fund expenses.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organization.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no fees have been deferred.

5  Service Plan
-----------------------------------------------------------------------------
The Trustees of the Fund adopted a Service Plan designed to meet the requirement of Rule 12b-1 under the Investment Company Act of 1940 and service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Service Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms, and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. During the six months ended June 30, 1998, the Fund paid or accrued $322 under the Plan.

6  Investment Transactions
-----------------------------------------------------------------------------
Purchases and sales of investments, other than U.S. Government Securities and short-term obligations, aggregated $188,072 and $184,075 respectively.

7  Federal Income Tax Basis of Investments
-----------------------------------------------------------------------------
The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                    $    292,220
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $     58,515
Gross unrealized depreciation                                           (9,601)

------------------------------------------------------------------------------
Net unrealized appreciation                                       $     48,914
------------------------------------------------------------------------------



EV Traditional Emerging Growth Fund as of June 30, 1998

INVESTMENT MANAGEMENT

EV Traditional Emerging Growth Fund

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

William J. Austin, Jr.
Assistant Treasurer

Trustees

M. Dozier Gardner
Vice Chairman, Eaton Vance Management

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Investment Adviser and
Administrator of EV Traditional
Emerging Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


EV Traditional Emerging Growth Fund
24 Federal Street
Boston, MA 02110


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

T-EGSRC-8/98